Offerings - Offering: 1	Oct. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.375% Fixed-to-Floating Rate Subordinated Notes due 2035
Amount Registered | shares	185,000,000
Maximum Aggregate Offering Price	$ 185,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,548.50
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $185,000,000.